UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment 		[ ]; Amendment Number: ______
This Amendment (Check only one.): 	[ ]  is a restatement.
                                        [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RGM Capital, L.L.C.
Address: 6621 Willow Park Drive; Suite One
         Naples, FL  34103

Form 13F File Number: 28-12274

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert G. Moses
Title:   Managing Member
Phone:   239-593-1280

Signature, Place, and Date of Signing:

   /s/ Robert G. Moses           Naples, FL              February 12, 2010
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:          19
Form 13F Information Table Value Total:     $99,631
                                        -----------
                                        (Thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.              Form 13F File Number               Name
______________   28-_____________________________   ___________________________


					FORM 13F INFORMATION TABLE


                   	             		   VALUE     SH/    SH/ PUT/ INVSMNT OTHER    VOTING AUTHORITY
NAME OF ISSUER         TITLE OF CLASS 	CUSIP    (x$1000)  PRN AMT  PRN CALL DSCRETN MGRS    SOLE  SHARED  NONE
--------------------   -------------- ---------  -------- --------  --- ---- ------- -----   ----  ------  ----
ACCELRYS INC		  COM	      00430U103	  $6,381 1,113,645  SH 	      SOLE   NONE  1,113,645  0	    0
ACTUATE CORP		  COM	      00508B102	  $5,079 1,186,685  SH 	      SOLE   NONE  1,186,685  0     0
ALLOY INC		  COM	      019855303	  $5,785   743,565  SH 	      SOLE   NONE    743,565  0	    0
ASPEN TECHNOLOGY INC	  COM	      045327103	  $4,621   471,579  SH 	      SOLE   NONE    471,579  0	    0
CASCADE MICROTECH INC	  COM	      147322101	  $6,561 1,432,584  SH 	      SOLE   NONE  1,432,584  0	    0
DELIA'S INC NEW		  COM	      246911101	  $2,711 1,449,737  SH 	      SOLE   NONE  1,449,737  0	    0
DIXIE GROUP INC CL A	  COM	      255519100	  $3,069 1,132,585  SH 	      SOLE   NONE  1,132,585  0	    0
GERBER SCIENTIFIC INC	  COM	      373730100   $2,115   418,872  SH	      SOLE   NONE    418,872  0     0
GUIDANCE SOFTWARE INC	  COM	      401692108	  $5,285 1,008,573  SH 	      SOLE   NONE  1,008,573  0	    0
KEYNOTE SYSTEMS INC       COM         493308100   $1,578   144,683  SH        SOLE   NONE    144,683  0     0
LAM RESEARCH CORP	  COM	      512807108	 $14,869   379,213  SH 	      SOLE   NONE    379,213  0	    0
MICRUS ENDOVASCULAR CORP  COM         59518V102   $1,742   116,122  SH        SOLE   NONE    116,122  0     0
MIDAS GROUP INC		  COM	      595626102	  $6,192   732,739  SH 	      SOLE   NONE    732,739  0	    0
OPNET TECHNOLOGIES INC	  COM	      683757108  $10,215   838,022  SH 	      SOLE   NONE    838,022  0	    0
QUANTUM CORP	      	  COM         747906204     $297   101,500  SH	      SOLE   NONE    101,500  0     0
SKILSOFT PUB LTD ADR      COM         830928107   $2,659   253,746  SH	      SOLE   NONE    253,746  O     0
SUPPORT.COM INC		  COM	      868587106	  $5,393 2,042,672  SH 	      SOLE   NONE  2,042,672  0	    0
TYLER TECHNOLOGIES INC	  COM	      902252105	  $8,842   444,089  SH 	      SOLE   NONE    444,089  0	    0
UNICA CORP		  COM	      904583101	  $6,235   804,578  SH 	      SOLE   NONE    804,578  0	    0
						--------
						 $99,631
						--------